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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-03429

                               -----------------

                           CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                One Cityplace,
                         Hartford, Connecticut, 06103
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

       (Name and Address of Agent for Service)         Copy to:
                Elizabeth M. Forget
                     President                  Robert N. Hickey, Esq.
           260 Madison Avenue, 10th Floor      Sullivan & Worcester LLP
                 New York, NY 10006              1666 K Street, N.W.
                                                Washington, D.C. 20006

      Registrant's telephone number, including area code: (800) 842-9406

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

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ITEM 1.   SCHEDULE OF INVESTMENTS.

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CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS. (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                      SHARES      VALUE
----------------------------------------------- --------- ------------
COMMON STOCKS -- 90.9%
AUTO COMPONENTS -- 2.6%
Advance Auto Parts                                692,647 $ 28,841,821
                                                          ------------
BANKS -- 6.2%
Commerce Bancorp, Inc. (a)                        636,190   23,316,364
Wells Fargo & Co.                                 709,220   45,297,881
                                                          ------------
                                                            68,614,245
                                                          ------------
BIOTECHNOLOGY -- 5.4%
Gilead Sciences, Inc. *                           714,505   44,456,501
Invitrogen Corp. *                                224,045   15,712,276
                                                          ------------
                                                            60,168,777
                                                          ------------
CHEMICALS -- 1.1%
Syngenta AG *                                      87,469   12,301,325
                                                          ------------
COMPUTERS & PERIPHERALS -- 9.9%
Apple Computer, Inc. *                          1,395,230   87,508,826
Sun Microsystems, Inc. *                        4,358,210   22,357,617
                                                          ------------
                                                           109,866,443
                                                          ------------
ELECTRIC UTILITIES -- 2.1%
AES Corp. *                                     1,350,210   23,034,583
                                                          ------------
FINANCIAL - DIVERSIFIED -- 5.3%
American Express Co.                              285,470   15,001,449
Ameriprise Financial, Inc.                         57,094    2,572,656
Goldman Sachs Group, Inc. (The)                   200,940   31,539,542
SLM Corp. (a)                                     183,095    9,509,954
                                                          ------------
                                                            58,623,601
                                                          ------------
FOOD & DRUG RETAILING -- 2.2%
Whole Foods Market, Inc.                          361,355   24,008,426
                                                          ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.5%
UnitedHealth Group, Inc.                        1,103,655   61,650,168
                                                          ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Harrah's Entertainment, Inc.                      155,020   12,085,359
Tim Hortons, Inc. *(a)                             61,060    1,621,143
                                                          ------------
                                                            13,706,502
                                                          ------------
INSURANCE -- 1.1%
Berkshire Hathaway, Inc. - Class B *                3,901   11,749,812
                                                          ------------
INTERNET & CATALOG RETAIL -- 3.6%
eBay, Inc. *(a)                                 1,032,175   40,316,756
                                                          ------------
INTERNET SOFTWARE & SERVICES -- 1.4%
Yahoo!, Inc. *                                    492,030   15,872,888
                                                          ------------
MEDIA -- 3.1%
XM Satelite Radio Holdings, Inc. - Class A *(a) 1,568,785   34,936,842
                                                          ------------
OIL & GAS -- 7.8%
Amerada Hess Corp.                                 81,120   11,551,488
ConocoPhillips                                    142,440    8,995,086
EOG Resources, Inc.                               161,015   11,593,080
Occidental Petroleum Corp.                        128,335   11,890,238
Suncor Energy, Inc.                               397,580   30,621,612
Valero Energy Corp.                               197,640   11,814,919
                                                          ------------
                                                            86,466,423
                                                          ------------

                    See Notes to Portfolio of Investments.

                                      1

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CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS. (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                         SHARES         VALUE
------------------------------------------------ ------------ --------------
PHARMACEUTICALS -- 14.9%
Alcon, Inc.                                           103,805 $   10,822,709
Genentech, Inc. *(a)                                  677,300     57,238,623
Roche Holding AG (a)                                  391,314     58,307,333
Teva Pharmaceutical Industries, Ltd. (ADR)            946,100     38,960,398
                                                              --------------
                                                                 165,329,063
                                                              --------------
RETAIL - MULTILINE -- 2.1%
Federated Department Stores, Inc.                     122,430      8,937,390
J.C. Penney Co., Inc.                                 232,800     14,063,448
                                                              --------------
                                                                  23,000,838
                                                              --------------
RETAIL - SPECIALTY -- 6.2%
Coach, Inc. *                                         413,880     14,311,970
Lowe's Cos., Inc. (a)                                 857,325     55,246,023
                                                              --------------
                                                                  69,557,993
                                                              --------------
SOFTWARE -- 5.9%
CA Inc.                                               615,145     16,738,095
Electronic Arts, Inc. *                               904,725     49,506,552
                                                              --------------
                                                                  66,244,647
                                                              --------------
TELECOMMUNICATION SERVICES - WIRELESS -- 1.3%
QUALCOMM, Inc.                                        287,440     14,547,338
                                                              --------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
NIKE, Inc. - Class B                                  263,000     22,381,300
                                                              --------------
Total Common Stocks (Cost $680,419,373)                        1,011,219,791
                                                              --------------
WARRANT -- 0.0%
CHEMICALS -- 0.0%
Syngenta AG, Expires 05/23/06
  (Cost -- $0)                                         87,469        110,121
                                                              --------------
SHORT - TERM INVESTMENTS -- 17.3%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/31/06 at 3.10% to be
  repurchased at $102,276,414 on 04/03/06
  collateralized by $104,930,000 U.S.
  Treasury Note at 2.38% due 08/15/06
  with a value of $104,298,321.                  $102,250,000    102,250,000
State Street Navigator Securities Lending
  Prime Portfolio (b)                              89,604,832     89,604,832
                                                              --------------
Total Short - Term Investments
  (Cost $191,854,832)                                            191,854,832
                                                              --------------
TOTAL INVESTMENTS -- 108.1% (Cost $872,274,205#)               1,203,184,744
                                                              --------------
Other Assets and Liabilities (net) -- (8.1)%                     (90,215,322)
                                                              --------------
TOTAL NET ASSETS -- 100.0%                                    $1,112,969,422
                                                              ==============

Portfolio Footnotes
*    Non-income producing security
(a) All or a portion of security is on loan. As of March 31, 2006 the market value of securities on loan is $86,136,628
(b) Represents investment of collateral received from securities lending transactions.
# Aggregate cost for federal income tax purposes is substantially the same. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $332,859,762 and $1,949,223 respectively, resulting in a net unrealized appreciation of $330,910,539.

ADR - American Depository Receipt

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                                      2

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL APPRECIATION FUND

By:   /s/ Elizabeth M. Forget
      -------------------------
      Elizabeth M. Forget
      President

Date: May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Elizabeth M. Forget
      -------------------------
      Elizabeth M. Forget
      President

Date: May 19, 2006

By:   /s/ Peter Duffy
      -------------------------
      Peter Duffy
      Chief Financial Officer
      and Treasurer

Date: May 19, 2006